SHARE CAPITAL	3 Months Ended
Mar. 31, 2021
Share Capital Abstract
SHARE CAPITAL
a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

2,100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b)	Issued and Outstanding Common Shares

i.

i.	During the three months ended March 31, 2020, the Company converted promissory notes with face value of US$171,575 into 229,986 common shares of the Company. An amount of $252,102 was allocated to the share capital in connection with these promissory note conversions.

ii.	During the three months ended March 31, 2021, the Company converted promissory notes with face value of US$206,000 into 87,526,697 common shares of the Company. An amount of $1,197,425 was allocated to the share capital in connection with these promissory note conversions.

c)	Share Purchase Warrants

The Company had no share purchase warrants outstanding as of March 31, 2021 and December 31, 2020.

e)	Stock Options

On February 14, 2019, the Company granted 5,750,000 stock options to directors of the Company and 4,250,000 stock options to consultants. The options have an exercise price of US$0.006 and expire on February 14, 2027. The continuity of stock options is summarized below:

Expiry Date	Exercise Price		December 31, 2020	Granted 2019	Exercised	Cancelled	March 31, 2021

February 14, 2027	$	US0.006	10,000,000	-	-	-	10,000,000

The Company did not issue any stock options in 2020.

f)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 1,500 shares to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty-five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release these shares from escrow.

As of March 31, 2021 and December 31, 2020, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.